Investment in Equity Accounted Joint Ventures - Schedule of Aggregated Summarized Financial Information for Equity Method's Investment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Cash and cash equivalents	$ 199,388	$ 225,040	$ 221,934
Non-current assets	7,467	11,879
Current liabilities	3,511,758	4,196,909
Long-term liabilities	220,716	198,992
Current portion of long-term debt	353,238	554,336
Other current liabilities (notes 2, 3 and 9)	14,793	15,062
Long-term debt	2,825,712	2,543,406
Other liabilities - non-current	223,877	236,616
Revenues	161,427	220,012	44,584
Operating income	(91,037)	111,737	(116,005)
Realized and unrealized (loss) gain on derivative instruments	(85,195)	12,808	(42,853)
Net income	(350,895)	(123,945)	(299,442)
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Cash and cash equivalents	159,045	148,208
Non-current assets	1,122,079	1,189,463
Current liabilities	127,110	139,777
Long-term liabilities	686,371	780,685
Revenues	264,266	264,215	90,662
Operating income	134,321	119,774	43,422
Net income	$ 72,022	$ 78,916	$ 28,884